Offerings	May 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Senior Notes due 2030
Amount Registered | shares	701,520,000
Maximum Aggregate Offering Price	$ 700,439,659.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,730.72
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.16920 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on May 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Senior Notes due 2034
Amount Registered | shares	818,440,000
Maximum Aggregate Offering Price	$ 814,159,558.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 112,435.44
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2039
Amount Registered | shares	701,520,000
Maximum Aggregate Offering Price	$ 694,497,784.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,910.14
Offering Note	See Offering Note 1.